Share Capital - Disclosure of fair value assumptions of options granted (Details) - Year	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected Dividend Yield	0.00%	0.00%
Expected Volatility		101.32%
Expected Term in Years		5
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk Free Interest Rate	3.29%	2.89%
Expected Volatility	63.00%
Expected Term in Years	2
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk Free Interest Rate	3.99%	3.31%
Expected Volatility	96.24%
Expected Term in Years	5